Equity - Schedule of Stock Options Outstanding and Exercisable (Details)	6 Months Ended
Jun. 30, 2018 $ / shares shares
Number of Options Outstanding | shares	200,000
Exercise Price | $ / shares	$ 1.21
2017 Service Agreement Options (Marketing) One [Member]
Number of Options Outstanding | shares	50,000
Exercise Price | $ / shares	$ 1.29
Expiration Date	Oct. 31, 2020
2017 Service Agreement Options (Marketing) Two [Member]
Number of Options Outstanding | shares	50,000
Exercise Price | $ / shares	$ 1.63
Expiration Date	Nov. 30, 2020
2017 Service Agreement Options (Marketing) Three [Member]
Number of Options Outstanding | shares	50,000
Exercise Price | $ / shares	$ 1.48
Expiration Date	Dec. 31, 2020
2017 Consulting Service Agreement Options [Member]
Number of Options Outstanding | shares	50,000
Exercise Price | $ / shares	$ 1.02
Expiration Date	May 27, 2021